Property and equipment, net (Tables)	9 Months Ended
Sep. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net	Depreciation and amortization are calculated using the straight-line method over the estimated useful lives of the assets:

Classification	Useful Life
Furniture and fixtures	3 years
Computers, equipment, and software	3 years
Internal-use software	2 years
Leasehold improvements	Shorter of remaining lease term or the estimated useful life of 3 years
Property and equipment, net consisted of the following (in thousands):

	December 31,
	2020	2019
Furniture and fixtures	$41,092	$38,863
Computers, equipment, and software	4,361	4,024
Internal-use software	7,023	7,232
Leasehold improvements	179	222
Property and equipment	52,655	50,341
Less accumulated depreciation	(28,451)	(20,239)
Property and equipment, net	$24,204	$30,102